FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Accounts payable	$ 300,283	$ 359,651
Accrued liabilities	9,971	67,132
Due to related parties	260,524	237,305
Employee retention allowance	171,867	208,153	$ 596,849
Loan	$ 40,041	$ 122,753